Subsequent Event (Earn-Out Consideration) (Detail) - Subsequent Event [Member] - SRII [Member]	Aug. 16, 2017 $ / shares shares
$14.00 VWAP [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
20-Day VWAP | $ / shares	$ 14.00
Earn-Out Consideration | shares	10,714,285
$16.00 VWAP [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
20-Day VWAP | $ / shares	$ 16.00
Earn-Out Consideration | shares	9,375,000
$18.00 VWAP [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
20-Day VWAP | $ / shares	$ 18.00
Earn-Out Consideration | shares	13,888,889
$20.00 VWAP [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
20-Day VWAP | $ / shares	$ 20.00
Earn-Out Consideration | shares	12,500,000